OPERATING EXPENSES (Details) - Schedule of Operating Expenses - Operating Expense [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff costs:
Salaries	£ 2,370	£ 2,379	£ 2,540
Performance-based compensation	340	485	464
Social security costs	308	330	343
Pensions and other post-retirement benefit schemes (note 29)	518	688	583
Restructuring costs	89	247	22
Other staff costs	360	444	466
	3,985	4,573	4,418
Premises and equipment:
Rent and rates	114	364	364
Repairs and maintenance	182	189	231
Other	150	126	95
	446	679	690
Other expenses:
Communications and data processing	1,022	1,116	880
Advertising and promotion	173	192	207
Professional fees	144	230	312
Other	561	673	701
	1,900	2,211	2,100
Depreciation and amortisation:
Depreciation of property, plant and equipment (note 22)	2,040	1,849	1,939
Amortisation of other intangible assets (note 21)	562	500	353
	2,602	2,349	2,292
Impairment of goodwill			8
Total operating expenses, excluding regulatory provisions	8,933	9,812	9,508
Regulatory provisions
Regulatory provisions	2,190	1,956	2,122
Total operating expenses	11,123	11,768	11,630
Payment Protection Insurance [member]
Regulatory provisions
Regulatory provisions	1,795	1,395	1,300
Other regulatory provisions [member]
Regulatory provisions
Regulatory provisions	£ 395	£ 561	£ 822